Davis Research Fund

(portfolio of Davis New York Venture Fund, Inc.)

October 31, 2021

Over 50 Years of Reliable Investing™

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (75.41%)
COMMUNICATION SERVICES – (6.42%)
Media & Entertainment – (6.42%)
Alphabet Inc., Class C *	375	$1,112,029
IAC/InterActiveCorp *	6,360	969,073
iQIYI, Inc., Class A, ADR (China)*	45,460	376,409
Liberty Media Corp., Liberty Formula One, Series A *	9,590	500,118
Liberty Media Corp., Liberty Formula One, Series C *	11,210	625,518
Meta Platforms, Inc., Class A *	3,025	978,799
Vimeo, Inc. *	7,257	244,779
	Total Communication Services	4,806,725
CONSUMER DISCRETIONARY – (13.38%)
Retailing – (13.38%)
Alibaba Group Holding Ltd., ADR (China)*	5,330	879,130
Amazon.com, Inc. *	1,381	4,657,326
Delivery Hero SE (Germany)*	10,645	1,323,469
JD.com, Inc., Class A, ADR (China)*	14,923	1,168,173
Meituan, Class B (China)*	19,500	675,689
Naspers Ltd. - N (South Africa)	1,334	226,203
Prosus N.V., Class N (Netherlands)	9,867	869,270
Vroom, Inc. *	11,930	228,221
	Total Consumer Discretionary	10,027,481
CONSUMER STAPLES – (0.54%)
Food, Beverage & Tobacco – (0.54%)
Darling Ingredients Inc. *	4,780	404,005
	Total Consumer Staples	404,005
FINANCIALS – (25.05%)
Banks – (8.70%)
Danske Bank A/S (Denmark)	51,660	874,246
DBS Group Holdings Ltd. (Singapore)	56,166	1,313,247
DNB Bank ASA (Norway)	32,140	763,943
U.S. Bancorp	21,315	1,286,787
Wells Fargo & Co.	44,525	2,277,899
		6,516,122
Diversified Financials – (10.62%)
Capital Markets – (3.81%)
Bank of New York Mellon Corp.	24,750	1,465,200
Julius Baer Group Ltd. (Switzerland)	19,170	1,385,617
		2,850,817
Consumer Finance – (2.35%)
Capital One Financial Corp.	11,645	1,758,744
Diversified Financial Services – (4.46%)
Berkshire Hathaway Inc., Class A *	4	1,731,608
Berkshire Hathaway Inc., Class B *	5,615	1,611,561
		3,343,169
		7,952,730
Insurance – (5.73%)
Life & Health Insurance – (2.45%)
AIA Group Ltd. (Hong Kong)	86,750	979,498
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	119,000	854,971
		1,834,469

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (2.14%)
Loews Corp.	11,345	$636,114
Markel Corp. *	740	971,716
		1,607,830
Reinsurance – (1.14%)
Alleghany Corp. *	1,310	853,308
		4,295,607
	Total Financials	18,764,459
HEALTH CARE – (3.37%)
Health Care Equipment & Services – (2.79%)
Cigna Corp.	2,628	561,367
CVS Health Corp.	1,761	157,222
Humana Inc.	500	231,580
Quest Diagnostics Inc.	3,990	585,652
UnitedHealth Group Inc.	1,200	552,564
		2,088,385
Pharmaceuticals, Biotechnology & Life Sciences – (0.58%)
Viatris Inc.	32,590	435,077
	Total Health Care	2,523,462
INDUSTRIALS – (6.38%)
Capital Goods – (6.38%)
Carrier Global Corp.	6,420	335,317
Eaton Corp. PLC	7,953	1,310,336
Ferguson PLC (United Kingdom)	4,520	680,134
Johnson Controls International plc	4,928	361,568
Raytheon Technologies Corp.	5,407	480,466
Schneider Electric SE (France)	9,365	1,611,982
	Total Industrials	4,779,803
INFORMATION TECHNOLOGY – (19.57%)
Semiconductors & Semiconductor Equipment – (8.49%)
Applied Materials, Inc.	14,895	2,035,402
Intel Corp.	40,751	1,996,799
Lam Research Corp.	1,228	692,064
Texas Instruments Inc.	8,750	1,640,450
		6,364,715
Software & Services – (11.08%)
DXC Technology Co. *	9,715	316,417
Microsoft Corp.	8,673	2,876,140
Oracle Corp.	14,350	1,376,739
SAP SE, ADR (Germany)	15,620	2,261,464
VMware, Inc., Class A *	9,680	1,468,456
		8,299,216
	Total Information Technology	14,663,931

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (0.70%)
	Holcim Ltd. (Switzerland)	10,516	$526,255
		Total Materials	526,255
	TOTAL COMMON STOCK – (Identified cost $29,496,569)		56,496,121
SHORT-TERM INVESTMENTS – (24.57%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 11/01/21, dated 10/29/21, repurchase value of $8,252,014 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.125%-2.00%, 02/15/23-08/31/28, total market value $8,417,040)	$8,252,000	8,252,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $6,024,020 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/31/21-10/15/56, total market value $6,144,480)	6,024,000	6,024,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $4,126,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 02/01/43-10/01/51, total market value $4,208,520)	4,126,000	4,126,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,402,000)		18,402,000
	Total Investments – (99.98%) – (Identified cost $47,898,569)		74,898,121
	Other Assets Less Liabilities – (0.02%)		17,001
		Net Assets – (100.00%)	$74,915,122

ADR: American Depositary Receipt

*	Non-income producing security.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2021 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2021 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$4,806,725	$–	$–	$4,806,725
Consumer Discretionary	10,027,481	–	–	10,027,481
Consumer Staples	404,005	–	–	404,005
Financials	18,764,459	–	–	18,764,459
Health Care	2,523,462	–	–	2,523,462
Industrials	4,779,803	–	–	4,779,803
Information Technology	14,663,931	–	–	14,663,931
Materials	526,255	–	–	526,255
Short-term Investments	–	18,402,000	–	18,402,000
Total Investments	$56,496,121	$18,402,000	$–	$74,898,121

Federal Income Taxes

At October 31, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$48,106,565
Unrealized appreciation	27,774,338
Unrealized depreciation	(982,782)
Net unrealized appreciation	$26,791,556